Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (14,551,328)	$ (27,005,768)	$ (6,005,314)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance/(Recovery of allowance) for credit losses	2,053,698	(5,108,723)	2,149,176
Interest expenses from convertible loans	195,773
Share-based compensation expenses	1,560,527
(Recovery of allowance)/Allowance for prepaid expenses and other current and non-current assets	7,028,173	(1,090,759)
Allowance for advance to suppliers	833,831
Allowance for amount due from a related party			20,887
Impairment on equity investment		150,708
Return of inventories to a related party			(239,330)
Debt relief offered by a related party			(72,819)
Written-down of inventories		557,518	154,664
Interest expenses on loans from shareholder	449,843	522,081
Depreciation and amortization	539,935	692,775	182,269
Loss from the disposal of property and equipment	80,542	3,442
Loss from lease termination and modification	19,654	591,980
Gain from the disposal of equity investment		(208,837)
Loss from equity investment	81,618	155,734	143,181
Deferred tax expenses		3,787,692	660,653
Right-of-use assets amortization	604,341	615,968	712,844
Changes in assets and liabilities
Accounts receivable	(30,428,887)	11,107,280	(15,012,712)
Inventories	52,407	122,761	(2,130,389)
Contract costs	(867,850)	264,272	1,434,836
Prepaid expenses and other current assets	(2,166,932)	(2,497,385)	(1,162,117)
Amount due from related parties	(108,329)	47,593
Accounts payable	14,075,170	4,767,425	4,123,775
Deferred revenue	787,447	(828,971)	(179,177)
Accrued expenses and other current liabilities	5,132,181	(1,245,200)	5,163,654
Amount due to related parties	(84,676)	(134,560)	100,315
Income tax payable			(16,956)
Lease payment liabilities	(647,385)	(1,106,876)	(893,276)
Prepaid expenses and other non-current assets	221,998	(408,567)	(57,510)
Accrued liabilities, non-current		458,919
Net cash used in operating activities	(15,138,249)	(15,789,498)	(10,923,346)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(368,171)	(2,164,442)	(106,814)
Purchase of intangible assets	(3,120)	(41,177)	(308)
Purchase of equity method investments			(2,749,294)
Purchase of equity investments		(917,962)
Disposal of equity investments		164,659
Collection of loans to third parties		4,448,587
Loan to third parties	(97,280)	(7,942,875)
Collection of loans to related parties		290,076
Loan to related parties		(13,896,680)
Net cash used in investing activities	(468,571)	(20,059,814)	(2,856,416)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings	34,046,722	26,832,747	21,252,786
Repayments of short-term borrowings	(27,098,128)	(18,297,134)	(10,633,055)
Proceeds from interests-free borrowings from related parties	150,000		2,315,351
Repayments of interests-free borrowings from related parties	(416,916)	(31,776)	(2,314,311)
Proceeds from borrowings from related parties		400,000
Repayments of borrowings from related parties	(812,747)	(1,355,760)
Proceeds from borrowings from third-parties	5,738,524	4,589,812	7,950,661
Repayments of borrowings from third-parties	(1,244,699)	(6,407,941)	(2,065,948)
Repayment of convertible loans		(3,656,872)	(1,634,715)
Proceeds from convertible loans	4,496,945
Proceeds from issuance of ordinary shares	980,000
Deferred offering costs			(1,364,169)
Proceeds from issuance of ordinary shares upon Initial Public Offering, net of issuance cost		34,399,268
Proceeds from issuance of preferred shares		731
Net cash provided by financing activities	15,839,701	36,473,075	13,506,600
Effect of exchange rate changes	(950,830)	(85,466)	(12,439)
Net change in cash, cash equivalents and restricted cash	(717,949)	538,297	(285,601)
Cash, cash equivalents and restricted cash, at beginning of year	1,564,542	1,026,245	1,311,846
Cash, cash equivalents and restricted cash, at end of year	846,593	1,564,542	1,026,245
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	1,613,858	3,799,202	609,451
Income taxes paid			2
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Recognition of right-of-use assets and lease payment liabilities		2,793,664	467,359
Accrued expense and other liabilities, non-current converted into current	512,313	605,609
Conversion of convertible loans	$ 4,475,962